Consolidated Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Subscription Receivable [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 1,728	$ 7,947,515		$ (9,018,306)	$ (1,069,063)
Balance, shares at Dec. 31, 2022	17,272,116
Stock based compensation expense		664,208			664,208
Net loss				(2,090,889)	(2,090,889)
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC	$ 36	1,090,051			1,090,087
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC, shares	363,362
Settlement of account payable through issuance of common stock
Exercise of stock options, shares
Balance at Dec. 31, 2023	$ 1,764	9,701,774		(11,109,195)	$ (1,405,657)
Balance, shares at Dec. 31, 2023	17,635,478
Balance at Dec. 31, 2023	$ 1,764	9,701,744		(11,109,195)	(1,405,657)
Stock based compensation expense		1,732,834			1,732,834
Net loss				(2,145,876)	(2,145,876)
Shares issued to investors	$ 15	149,885			150,000
Shares issued to investors, shares	150,000
Settlement of account payable through issuance of common stock	$ 7	149,993			150,000
Settlement of account payable through issuance of common stock, shares	75,000
Balance at Mar. 31, 2024	$ 1,786	11,734,456		(13,255,071)	(1,518,829)
Balance, shares at Mar. 31, 2024	17,860,478
Balance at Dec. 31, 2023	$ 1,764	9,701,774		(11,109,195)	(1,405,657)
Balance, shares at Dec. 31, 2023	17,635,478
Balance at Dec. 31, 2023	$ 1,764	9,701,744		(11,109,195)	(1,405,657)
Stock based compensation expense		2,609,786			2,609,786
Net loss				(4,320,827)	(4,320,827)
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC	$ 30	665,970			666,000
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC, shares	296,000
Shares issued to investors	$ 22	503,066			503,088
Shares issued to investors, shares	223,595
Settlement of account payable through issuance of common stock	$ 7	149,993			150,000
Settlement of account payable through issuance of common stock, shares	75,000
Stock subscribed by investor	$ 6	149,994	(150,000)
Stock subscribed by investors, shares	66,667
Stock issued to vendor	$ 6	124,994			125,000
Stock issued to vendor, shares	55,555
Exercise of stock options	$ 17	209,983			$ 210,000
Exercise of stock options, shares	170,000				170,000
Balance at Dec. 31, 2024	$ 1,852	14,115,560	(150,000)	(15,430,022)	$ (1,462,610)
Balance, shares at Dec. 31, 2024	18,522,295
Stock based compensation expense		231,933			231,933
Net loss				(587,259)	(587,259)
Settlement of account payable through issuance of common stock
Exercise of stock options, shares
Collection of stock subscription receivable			150,000		$ 150,000
Balance at Mar. 31, 2025	$ 1,852	$ 14,347,493		$ (16,017,281)	$ (1,667,936)
Balance, shares at Mar. 31, 2025	18,522,295